General and Administrative Expenditures - Schedule of General and Administrative Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of General And Administrative Expenditures [Abstract]
Share-based compensation	$ 3,998	$ 5,134
Salaries and benefits	3,007	2,251
Office and other	1,139	736
Filing and regulatory fees	352	217
Professional fees	2,274	1,425
Marketing and travel	699	455
General and Administrative Expenditures	$ 11,469	$ 10,218